Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates of Consolidated Financial Statements (Details)	Jun. 30, 2026	Dec. 31, 2025		Jun. 30, 2025
RMB [Member] | Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	6.7851	6.9931
RMB [Member] | Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	6.8624			7.2526
AED [Member] | Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.6727	3.6728
AED [Member] | Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	3.673			3.6728
JPY [Member] | Balance sheet items, except for equity accounts [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	162.61		[1]
JPY [Member] | Items in the statements of operations and comprehensive loss, and statements of cash flows [Member]
Schedule of Currency Exchange Rates of Consolidated Financial Statements [Line Items]
Currency exchange rates	158.1514				[1]

[1]	There is no JPY transaction during the periods presented.